Note 19 - Trade and Other Receivables - Trade and Other Receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Statement Line Items [Line Items]
Trade receivables	$ 1,649	$ 3,866	$ 4,959
Contract assets	893	694	2,723
Prepayments	277	787	2,837
Other receivables	4,027	3,055	1,580
Deposits	0	504	504
Current tax receivable	175	182	182
Total	$ 7,021	$ 9,088	$ 12,785